Fair-Value of Financial Instruments (Fair Value and Carrying Amount of the Company's Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 11, 2010	Dec. 31, 2011 Fair-Value		Dec. 31, 2010 Fair-Value		Dec. 31, 2011 Fair-Value Unsecured Senior Notes Due 2016 [Member]	Dec. 31, 2011 Fair-Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Fair-Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Fair-Value Exchangeable Senior Notes Due 2026 [Member]		Dec. 31, 2011 Fair-Value Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Fair-Value Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2011 Carrying Value		Dec. 31, 2010 Carrying Value		Dec. 31, 2011 Carrying Value Unsecured Senior Notes Due 2016 [Member]	Dec. 31, 2011 Carrying Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Carrying Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Carrying Value Exchangeable Senior Notes Due 2026 [Member]		Dec. 31, 2011 Carrying Value Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Carrying Value Exchangeable Senior Notes Due 2030 [Member]
Mortgage notes payable, net		$ 670,931		$ 729,561									$ 587,844		$ 657,922
Exchangeable senior notes, net	180,000								23,244	[1]	206,775	209,128								19,522	[1]	180,000	180,000
Unsecured senior notes, net						396,880	266,775	262,950									397,810	247,771	247,571
Unsecured line of credit		268,000		388,567									268,000		392,450
Derivative instruments		(9)	[2]	3,800	[2]								(9)	[2]	3,800	[2]
Available-for-sale securities		$ 988		$ 4,060									$ 988		$ 4,060

[1]	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of the Notes due 2026.
[2]	The Company's derivative instruments are reflected in other assets and derivative instruments (liability account) on the accompanying consolidated balance sheets based on their respective balances (see Note 9).